Business Combination - Schedule of Recognized Amounts of Identifiable Assets Acquired and Liabilities (Details) - Pure Logistics $ in Thousands	Mar. 18, 2025 USD ($)
Schedule of Fair Value of Assets and Liabilities of Pure Logistics [Line Items]
Working capital	$ 587	[1]
Property and equipment, net	205
Operating lease right-of-use assets	6,119
Operating lease liabilities	(5,742)
Deferred tax liability	(520)
Intangible assets:
Customer relationships	1,083
Fair value of acquired identifiable assets	1,732
Purchase price	2,822
Goodwill	$ 1,090

[1]	Working capital includes cash and cash equivalents, Trade receivables, other receivables, trade payables, and other payables.